TCL ZHONGHUAN RENEWABLE ENERGY TECHNOLOGY CO. LTD. (“TZE”) - Financing Transactions with TZE (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended
	May 16, 2023	Apr. 13, 2021	Aug. 26, 2020	Apr. 30, 2021	Dec. 31, 2023	May 19, 2023	Jan. 01, 2023	Aug. 17, 2022
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)			8,915,692
Shares issued, price per share (in USD per share)						$ 28.00
Consideration received on transaction			$ 298,000
The TZE Private Placement
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)	1,500,000	1,870,000
Shares issued, price per share (in USD per share)		$ 18.00
Consideration received on transaction	$ 42,000
2027 Notes | Convertible debt
Related Party Transaction [Line Items]
Convertible notes (Note 11)					$ 207,000		$ 207,000	$ 207,000
Stated percentage								7.50%
Conversion ratio percentage								0.97
Tianjin Zhonghuan Semiconductor Co., Ltd. (TZE)
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares)				1,870,000
Price per share (USD per share)				$ 18.00